Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended		12 Months Ended	28 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2016	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000056395
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Convertible Bond Fund
Average Annual Return, Percent		0.99%		7.99%		1.27%	4.50%
C000081917
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Convertible Bond Fund
C000056396
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Convertible Bond Fund
C000270752
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Convertible Total Return ETF
C000146257
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Intermediate Bond Fund
C000230985
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Miller Market Neutral Income Fund
Without Sales Load [Member] | C000056395
Average Annual Return [Line Items]
Average Annual Return, Percent		4.96%		12.22%		2.04%	5.12%
Without Sales Load [Member] | C000081917
Average Annual Return [Line Items]
Average Annual Return, Percent		4.68%		11.70%		1.52%	4.59%
Without Sales Load [Member] | C000056396
Average Annual Return [Line Items]
Average Annual Return, Percent		5.16%		12.79%		2.53%	5.63%
Without Sales Load [Member] | C000270752
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%
Without Sales Load [Member] | C000146257
Average Annual Return [Line Items]
Average Annual Return, Percent		3.81%		8.98%		3.27%	5.10%
Without Sales Load [Member] | C000230985
Average Annual Return [Line Items]
Average Annual Return, Percent		4.24%		9.47%	9.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.54%		4.06%		0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.64%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.54%		4.06%		0.18%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		0.54%		4.06%	3.64%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent		13.31%		37.17%		6.61%	13.54%
ICE BofA Yield Alternative US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Yield Alternative US Convertible Index
Average Annual Return, Percent		4.02%		14.42%		4.78%	7.10%
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent		13.31%		37.17%		6.61%	13.54%
ICE BofA Yield Alternative US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Yield Alternative US Convertible Index
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent		13.31%		37.17%		6.61%	13.54%
ICE BofA Yield Alternative US Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Yield Alternative US Convertible Index
ICE BofA All Convertibles Exclude Mandatory All Qualities
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA All Convertibles Exclude Mandatory All Qualities Index
Average Annual Return, Percent	8.41%
Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Average Annual Return, Percent		1.34%		3.42%	4.37%
Bloomberg Short Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury Index
Average Annual Return, Percent		1.83%		4.03%	4.59%